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Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com

August 27, 2010

US Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re: SPDR(R) Series Trust: Post-Effective Amendment No. 51 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-57793 and 811-08839)

Ladies and Gentlemen:

On behalf of SPDR(R) Series Trust (the "Trust"), we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, Post-Effective Amendment No. 51 ("PEA No. 51") to the Trust's Registration Statement on Form N-1A. PEA No. 51 is being filed for the following purposes:
(i) to reflect the addition of a sub-adviser for the Trust's SPDR Barclays Capital Municipal Bond ETF, SPDR Barclays Capital California Municipal Bond ETF, SPDR Barclays Capital New York Municipal Bond ETF, SPDR Barclays Capital Short Term Municipal Bond ETF, and SPDR S&P VRDO Municipal Bond ETF; and (ii) to revise certain fundamental policies and restrictions for each series of the Trust. The Trust will be filing a post-effective amendment pursuant to Rule 485(b) on or about October 28, 2010 to update the financial information, finalize all disclosure, and file certain exhibits to the Registration Statement.

Please contact me at (202) 739-5676 with your questions or comments.

Sincerely,


/s/ Beau Yanoshik

Beau Yanoshik

Enclosures